Significant Accounting Policies - Impact of the Adoption of ASU 2014-09 on Statement of Comprehensive (Loss) / Income (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Partnership's net income from discontinued operations	$ 7,507	$ 22,688	$ 33,739
Partnership's net (loss) / income from operations	$ (104)	$ 38,483	$ 52,489
Net income from discontinued operations per common unit basic and diluted (adjusted for the March 2019 Reverse Split)	$ 0.41	$ 1.25	$ 1.91
Net loss from operations per common unit basic and diluted (adjusted for the March 2019 Reverse Split)	$ (0.6)	$ 1.51	$ 2.35
Balances without adoption of ASU 2014-09
Partnership's net income from discontinued operations	$ 8,475
Partnership's net (loss) / income from operations	$ 864
Net income from discontinued operations per common unit basic and diluted (adjusted for the March 2019 Reverse Split)	$ 0.46
Net loss from operations per common unit basic and diluted (adjusted for the March 2019 Reverse Split)	$ (0.55)
Effect of change
Partnership's net income from discontinued operations	$ (968)
Partnership's net (loss) / income from operations	$ (968)
Net income from discontinued operations per common unit basic and diluted (adjusted for the March 2019 Reverse Split)	$ (0.05)
Net loss from operations per common unit basic and diluted (adjusted for the March 2019 Reverse Split)	$ (0.05)